Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense (benefit):
Current year	$ 620	$ 561
Adjustments in respect of prior years, including resolution of tax disputes	(80)	(1)
Total current income tax expense (benefit)	540	560
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(240)	42
Adjustments in respect of prior years, including resolution of tax disputes	(24)	(9)
Tax expense (benefit) arising from unrecognized tax losses	8	4
Tax rate and other legislative changes	2	0
Total deferred income tax expense (benefit)	(254)	37
Total income tax expense (benefit)	$ 286	$ 597